INCOME TAXES (Details) - Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 11,858	$ 803	$ 14,763	$ 3,402	$ 5,076	$ 3,464
ISRAEL
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total					4,769	2,929
Subsidiary outside of Israel [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total					$ 307	$ 535